Offerings	Dec. 05, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Maximum Aggregate Offering Price
Fee Rate
Amount of Registration Fee
Offering Note	There are being registered hereunder such indeterminate number of common shares and preferred shares, such indeterminate number of warrants to purchase common shares or preferred shares and such indeterminate number of units consisting of any combination of the securities registered hereunder, as shall have an aggregate initial offering price not to exceed $2,000,000,000. The securities registered hereunder also include such indeterminate number of each class of identified securities as may be issued upon conversion, exercise, redemption or exchange of any other securities that provide for such conversion into, exercise for, redemption of or exchange into such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion, redemption or exchange of other securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the common shares and preferred shares being registered hereunder include such indeterminate number of additional shares as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends, distributions or similar transactions. The proposed offering price per security will be determined, from time to time, by the registrant in connection with the sale of the securities under this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Shares, no par value per share
Maximum Aggregate Offering Price
Fee Rate
Amount of Registration Fee
Offering Note	There are being registered hereunder such indeterminate number of common shares and preferred shares, such indeterminate number of warrants to purchase common shares or preferred shares and such indeterminate number of units consisting of any combination of the securities registered hereunder, as shall have an aggregate initial offering price not to exceed $2,000,000,000. The securities registered hereunder also include such indeterminate number of each class of identified securities as may be issued upon conversion, exercise, redemption or exchange of any other securities that provide for such conversion into, exercise for, redemption of or exchange into such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion, redemption or exchange of other securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the common shares and preferred shares being registered hereunder include such indeterminate number of additional shares as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends, distributions or similar transactions. The proposed offering price per security will be determined, from time to time, by the registrant in connection with the sale of the securities under this Registration Statement.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Maximum Aggregate Offering Price
Fee Rate
Amount of Registration Fee
Offering Note	There are being registered hereunder such indeterminate number of common shares and preferred shares, such indeterminate number of warrants to purchase common shares or preferred shares and such indeterminate number of units consisting of any combination of the securities registered hereunder, as shall have an aggregate initial offering price not to exceed $2,000,000,000. The securities registered hereunder also include such indeterminate number of each class of identified securities as may be issued upon conversion, exercise, redemption or exchange of any other securities that provide for such conversion into, exercise for, redemption of or exchange into such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion, redemption or exchange of other securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the common shares and preferred shares being registered hereunder include such indeterminate number of additional shares as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends, distributions or similar transactions. The proposed offering price per security will be determined, from time to time, by the registrant in connection with the sale of the securities under this Registration Statement.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Maximum Aggregate Offering Price
Fee Rate
Amount of Registration Fee
Offering Note	There are being registered hereunder such indeterminate number of common shares and preferred shares, such indeterminate number of warrants to purchase common shares or preferred shares and such indeterminate number of units consisting of any combination of the securities registered hereunder, as shall have an aggregate initial offering price not to exceed $2,000,000,000. The securities registered hereunder also include such indeterminate number of each class of identified securities as may be issued upon conversion, exercise, redemption or exchange of any other securities that provide for such conversion into, exercise for, redemption of or exchange into such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion, redemption or exchange of other securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the common shares and preferred shares being registered hereunder include such indeterminate number of additional shares as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends, distributions or similar transactions. The proposed offering price per security will be determined, from time to time, by the registrant in connection with the sale of the securities under this Registration Statement.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Security Class Title
Maximum Aggregate Offering Price	$ 2,000,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 276,200
Offering Note	There are being registered hereunder such indeterminate number of common shares and preferred shares, such indeterminate number of warrants to purchase common shares or preferred shares and such indeterminate number of units consisting of any combination of the securities registered hereunder, as shall have an aggregate initial offering price not to exceed $2,000,000,000. The securities registered hereunder also include such indeterminate number of each class of identified securities as may be issued upon conversion, exercise, redemption or exchange of any other securities that provide for such conversion into, exercise for, redemption of or exchange into such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion, redemption or exchange of other securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the common shares and preferred shares being registered hereunder include such indeterminate number of additional shares as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends, distributions or similar transactions. The proposed offering price per security will be determined, from time to time, by the registrant in connection with the sale of the securities under this Registration Statement.